Effects of New Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	$ 3,096,550		$ 2,797,839		$ 2,536,591		$ 2,634,970
Operating lease liabilities	98,582
Additional Paid-In Capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	1,818,508		1,834,169		1,777,017		1,742,191
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	$ 1,791,740		1,323,091		1,178,457		1,379,624
Impact of Change in Accounting Policy, Pre-Tax | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity				$ 19,600
Impact of Change in Accounting Policy
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity			(53,789)		(15,074)		(316)
Operating lease liabilities						$ 57,700
Operating lease right-of-use assets						57,400
Impact of Change in Accounting Policy | Additional Paid-In Capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity		$ (54,100)	(54,052)
Impact of Change in Accounting Policy | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity		$ 300	$ 263	$ 15,100	$ (15,074)	$ (300)	$ (316)